Commitments and Contingencies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Aug. 29, 2022 USD ($)	Dec. 31, 2022 USD ($) titles	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Litigation settlement	$ 415,000,000
Litigation settlement, amount awarded from other party	269,750,000
Litigation settlement, amount awarded to other party	$ 145,250,000
International Gaming Technologies [Member]
Percentage of royalty on revenue				10.00%	10.00%
Long-term purchase commitment, period		10 years
Cost of revenue		$ 7,000,000	$ 11,100,000
DoubleU Games License Agreement [Member]
Number of titled games | titles		48
Maximum [Member]
Loss contingency aggregate accrual		$ 145,250,000	$ 145,250,000
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue		15.00%
Minimum [Member]
Loss contingency accrual, payments		$ 50,000,000
Minimum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue		7.50%